Valuation and Qualifying Accounts	12 Months Ended
Mar. 31, 2013
Valuation and Qualifying Accounts

SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS

YEAR ENDED MARCH 31

	Balance at beginning of period	Additions charged to costs and expenses	Deductions(*1)	Balance at end of period
	Millions of yen
Fiscal year ended March 31, 2011:
Allowance for doubtful accounts	¥41,092	¥30,282	¥(25,467)	¥45,907

Fiscal year ended March 31, 2012:
Allowance for doubtful accounts	¥45,907	¥29,840	¥(27,391)	¥48,356

Fiscal year ended March 31, 2013:
Allowance for doubtful accounts	¥48,356	¥24,701	¥(28,096)	¥44,961

*1:	Primarily amounts written off.

		Additions
	Balance at beginning of period	Charged to expenses	Charged to other Accounts(*1)	Deductions(*2)	Balance at end of period
	Millions of yen
Fiscal year ended March 31, 2011:
Valuation allowance—Deferred tax assets	¥265,850	¥19,985	¥28,511	¥(39,787)	¥274,559

Fiscal year ended March 31, 2012:
Valuation allowance—Deferred tax assets	¥274,559	¥8,165	¥11,651	¥(52,217)	¥242,158

Fiscal year ended March 31, 2013:
Valuation allowance—Deferred tax assets	¥242,158	¥19,287	¥12,920	¥(20,672)	¥253,693

*1:	Charged to other Accounts of Additions in the table above mainly consist of subsidiaries acquired in purchase business combinations and foreign currency translation adjustments.
*2:	Deductions in the table above mainly consist of realization or expiration of operating loss carryforwards.